Quarterly Holdings Report
for

Fidelity® Series Small Cap Discovery Fund

July 31, 2019

XS4-QTLY-0919
1.968035.105

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.5%
Atn International, Inc.	150,000	$8,440,500
Entertainment - 2.2%
Cinemark Holdings, Inc.	900,000	35,928,000
Media - 1.8%
Emerald Expositions Events, Inc.	2,639,100	28,132,806

TOTAL COMMUNICATION SERVICES		72,501,306

CONSUMER DISCRETIONARY - 13.2%
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	500,000	9,480,000
Hotels, Restaurants & Leisure - 3.7%
Cedar Fair LP (depositary unit)	247,183	12,475,326
Hilton Grand Vacations, Inc. (a)	1,470,300	48,078,810
		60,554,136
Household Durables - 6.9%
LGI Homes, Inc. (a)(b)	750,000	52,717,500
Taylor Morrison Home Corp. (a)	1,700,000	38,284,000
TRI Pointe Homes, Inc. (a)	1,500,000	20,535,000
		111,536,500
Specialty Retail - 2.0%
Aaron's, Inc. Class A	500,000	31,525,000

TOTAL CONSUMER DISCRETIONARY		213,095,636

CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.7%
BJ's Wholesale Club Holdings, Inc. (a)	496,900	11,706,964
Food Products - 0.8%
Inghams Group Ltd. (b)	3,500,000	9,697,569
Post Holdings, Inc. (a)	25,000	2,680,500
		12,378,069

TOTAL CONSUMER STAPLES		24,085,033

ENERGY - 4.2%
Energy Equipment & Services - 2.7%
Oil States International, Inc. (a)	1,500,000	22,380,000
ShawCor Ltd. Class A	1,051,745	13,770,385
Total Energy Services, Inc.	1,450,630	7,649,935
		43,800,320
Oil, Gas & Consumable Fuels - 1.5%
Viper Energy Partners LP	750,000	24,195,000

TOTAL ENERGY		67,995,320

FINANCIALS - 21.4%
Banks - 12.6%
Associated Banc-Corp.	200,000	4,334,000
BOK Financial Corp.	550,000	46,024,000
Cullen/Frost Bankers, Inc.	200,000	18,988,000
First Citizens Bancshares, Inc.	125,000	58,377,501
First Hawaiian, Inc.	1,500,000	40,140,000
Hilltop Holdings, Inc.	1,000,000	22,680,000
Wintrust Financial Corp.	186,901	13,370,898
		203,914,399
Capital Markets - 0.5%
Monex Group, Inc. (b)	2,000,000	5,974,814
Morningstar, Inc.	9,603	1,459,464
		7,434,278
Consumer Finance - 1.2%
First Cash Financial Services, Inc.	200,000	20,128,000
Diversified Financial Services - 3.3%
BrightSphere Investment Group, Inc.	2,220,700	23,761,490
Cannae Holdings, Inc. (a)	1,000,000	28,950,000
		52,711,490
Insurance - 3.8%
Enstar Group Ltd. (a)	50,000	8,857,500
First American Financial Corp.	850,000	49,147,000
Sul America SA unit	400,000	4,404,208
		62,408,708

TOTAL FINANCIALS		346,596,875

HEALTH CARE - 7.5%
Health Care Equipment & Supplies - 2.9%
Hill-Rom Holdings, Inc.	300,000	31,992,000
Integra LifeSciences Holdings Corp. (a)	250,000	15,847,500
		47,839,500
Health Care Providers & Services - 1.4%
Patterson Companies, Inc. (b)	500,000	9,900,000
Premier, Inc. (a)	350,000	13,562,500
		23,462,500
Life Sciences Tools & Services - 2.1%
Charles River Laboratories International, Inc. (a)	250,000	33,635,000
Pharmaceuticals - 1.1%
Prestige Brands Holdings, Inc. (a)	500,000	17,300,000

TOTAL HEALTH CARE		122,237,000

INDUSTRIALS - 16.5%
Aerospace & Defense - 1.5%
Ultra Electronics Holdings PLC	1,000,000	23,872,043
Airlines - 2.0%
Spirit Airlines, Inc. (a)	750,000	31,822,500
Commercial Services & Supplies - 6.5%
ABM Industries, Inc.	1,250,000	52,612,500
Cimpress NV (a)	300,000	28,935,000
Knoll, Inc.	1,000,000	24,250,000
		105,797,500
Construction & Engineering - 0.4%
Mirait Holdings Corp.	500,000	7,431,749
Electrical Equipment - 1.0%
Regal Beloit Corp.	200,000	15,924,000
Machinery - 1.6%
Apergy Corp. (a)	400,000	13,012,000
Mueller Industries, Inc.	236,900	7,152,011
THK Co. Ltd.	200,000	5,099,733
		25,263,744
Marine - 0.3%
MPC Container Ships ASA (a)	2,000,000	5,532,472
Professional Services - 1.6%
Capita Group PLC (a)	5,000,000	7,086,823
Intertrust NV (c)	1,000,000	19,106,820
		26,193,643
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	600,000	21,738,000
Fortress Transportation & Infrastructure Investors LLC	250,000	3,740,000
		25,478,000

TOTAL INDUSTRIALS		267,315,651

INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment & Components - 5.4%
Flextronics International Ltd. (a)	1,500,000	16,725,000
SYNNEX Corp.	500,000	49,270,000
Tech Data Corp. (a)	150,000	15,201,000
TTM Technologies, Inc. (a)	578,793	6,054,175
		87,250,175
IT Services - 4.6%
Computer Services, Inc.	900,000	36,027,000
Presidio, Inc.	2,200,000	30,800,000
Tucows, Inc. (a)	150,000	7,339,500
		74,166,500
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)	500,000	29,200,000
Entegris, Inc.	150,000	6,526,500
ON Semiconductor Corp. (a)	500,000	10,755,000
		46,481,500
Software - 3.9%
Hansen Technologies Ltd.	1,972,415	5,174,898
j2 Global, Inc.	500,000	44,545,000
Micro Focus International PLC	622,200	13,106,091
		62,825,989
Technology Hardware, Storage & Peripherals - 0.5%
Elecom Co. Ltd.	250,000	9,088,611

TOTAL INFORMATION TECHNOLOGY		279,812,775

MATERIALS - 3.9%
Chemicals - 1.2%
Valvoline, Inc.	1,000,000	20,190,000
Construction Materials - 2.7%
Eagle Materials, Inc.	250,000	20,695,000
Wienerberger AG	1,000,000	22,914,900
		43,609,900

TOTAL MATERIALS		63,799,900

REAL ESTATE - 9.3%
Equity Real Estate Investment Trusts (REITs) - 5.7%
Brookfield Property REIT, Inc. Class A	1,500,000	28,965,000
CareTrust (REIT), Inc.	500,000	11,615,000
Corporate Office Properties Trust (SBI)	1,250,000	34,900,000
Store Capital Corp.	500,000	17,105,000
		92,585,000
Real Estate Management & Development - 3.6%
Cushman & Wakefield PLC	1,500,000	29,760,000
Jones Lang LaSalle, Inc.	200,000	29,138,000
		58,898,000

TOTAL REAL ESTATE		151,483,000

TOTAL COMMON STOCKS
(Cost $1,408,745,016)		1,608,922,496

Money Market Funds - 5.2%
Fidelity Cash Central Fund 2.43% (d)	42,473,496	42,481,991
Fidelity Securities Lending Cash Central Fund 2.43% (d)(e)	41,927,877	41,932,070
TOTAL MONEY MARKET FUNDS
(Cost $84,413,715)		84,414,061
TOTAL INVESTMENT IN SECURITIES - 104.5%
(Cost $1,493,158,731)		1,693,336,557
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(73,509,943)
NET ASSETS - 100%		$1,619,826,614

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $19,106,820 or 1.2% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$163,309
Fidelity Securities Lending Cash Central Fund	57,107
Total	$220,416

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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